Discontinued Operations (Additional Information) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Discontinued Operations and Disposal Groups [Line Items]
Disposal Group, Not Discontinued Operation, Gain (Loss) On Disposal	$ 0	$ 5,837,607